Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities [Member]
¥ in Thousands, $ in Thousands
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Wages and paid leave	¥ 49,199	$ 312	¥ 45,612
Asset retirement obligation			33,852
Other	46,983	298	67,851
Total	¥ 96,182	$ 610	¥ 147,315